Real Estate Facilities - Summary of Reconciles Total Consideration Transferred (Parenthetical) (Detail) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
		Jun. 01, 2022	Nov. 10, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 17, 2021
Business Acquisition [Line Items]
Cash consideration	[1]		$ 54,250,000
Debt Instrument Carrying Amount				$ 1,059,001,412		$ 1,059,001,412		$ 1,072,958,927
Business acquisition, transaction costs				$ 75,933	$ 77,813	$ 118,229	$ 780,684	$ 888,009	$ 934,838	$ 1,366,092
KeyBank SST IV CMBS Loan
Business Acquisition [Line Items]
Debt Instrument Carrying Amount											$ 40,500,000
Fair market value discount on debt		$ 16,100,000	0.1
Strategic Storage Trust IV, Inc.
Business Acquisition [Line Items]
Cash consideration			54,300,000
Debt Instrument Carrying Amount			54,000,000
Business acquisition, transaction costs			$ 300,000
SSGT II Merger Agreement
Business Acquisition [Line Items]
Cash consideration	[2]	76,300,006
Debt Instrument Carrying Amount		75,100,000
Business acquisition, transaction costs		1,200,000
Fair market value discount on debt		$ 16,100,000

[1]	The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.
[2]	The approximately $76.3 million in cash was primarily used to pay off approximately $75.1 million of SSGT II’s debt that we did not assume in the SSGT II Merger, as well as approximately $1.2 million in transaction costs.